Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Year 2019		$ 77,309
Year 2020		$ 45,651
60-month lease [Member]
Year 2019	$ 57,982
Year 2020	45,651
37-month lease [Member]
Year 2019	20,910
Year 2020	25,575
Year 2021	26,159
Year 2022	$ 4,379